Supplemental information on oil and gas producing activities	12 Months Ended
Dec. 31, 2018
Exploration for and evaluation of mineral resources [Abstract]
Disclosure of exploration and evaluation assets [text block]
33.	Supplemental information on oil and gas producing activities (unaudited)

The information in this note is referred to as “unaudited” as a means of clarifying that it is not covered by the audit opinion of the independent registered public accounting firm that has audited and reported on the “Consolidated Financial Statements.”

In accordance with the requirements of the United States Securities and Exchange Commission (SEC), Rule 4–10(a) of Regulation S–X, Release 33–8879, Accounting Standards Codification 932 and the ASU– 2010–03 “Oil and Gas reserve Estimation and Disclosures” rule, this section provides supplemental information on oil and gas exploration and producing activities of the Ecopetrol Business Group. The information included in sections (a) to (c) provides historical cost information pertaining to costs incurred in exploration, property acquisitions and development, capitalized costs and results of operations. The information included in sections (d) and (e) presents information on Ecopetrol’s estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proved reserves and changes in estimated discounted future net cash flows.

The following information corresponds to Ecopetrol’s oil and gas producing activities as of December 31 2018, 2017 and 2016, and includes information related to the Ecopetrol Business Group’s consolidated subsidiaries, as well as its investments the joint ventures Equion Energía Limited and Offshore International Group. The oil and gas exploration and production activities of these two joint ventures are immaterial, as such the corresponding information has not been disclosed separately.

Under the SEC final rule optional disclosure of possible and probable reserves is allowed but, the Ecopetrol Business Group opted not to do so. Ecopetrol estimated its reserves without considering non–traditional resources.

33.1	Capitalized costs relating to oil and gas exploration and production activities

	2018	2017	2016
Natural and environmental properties	53,752,436	48,129,595	47,097,475
Wells, equipment and facilities – property, plant and equipment	29,416,081	30,405,565	29,931,039
Exploration and production projects	8,463,584	6,632,812	6,855,832
Accumulated depreciation, depletion and amortization	(55,689,222)	(51,791,897)	(49,714,944)
Net capitalized cost	35,942,879	33,376,075	34,169,402

It includes information of the Exploration and Production segment subsidiaries and joint ventures.

In accordance with IAS 37, costs capitalized to natural and environmental properties include provisions for asset retirement obligations of COP$1,076,116, COP$598,125 and COP$766,909 during 2018, 2017 and 2016, respectively.

33.2	Costs incurred in oil and gas exploration and developed activities

Costs incurred are summarized below and include both amounts expensed and capitalized in the corresponding period.

	2018	2017	2016
Acquisition of proved properties (1)	–	591,875	–
Acquisition of unproved properties (2)	81,295	164,180	–
Exploration costs	1,197,946	1,095,588	852,097
Development costs	6,346,276	3,599,385	2,190,426
	7,625,517	5,451,028	3,042,523

(1)	On December 11, 2017, Ecopetrol América Inc. acquired the 11.6% interest in the K2 oil field in the Gulf of Mexico from MCX; increasing its share from 9.2% to 20.8%.

(2)	On September 2018, Ecopetrol Oleo e Gas do Brasil acquired the 20% interest in the Pau Brasil oil field in the Basin of Santos. As of December 2017, the investments were mainly made by Ecopetrol América Inc. in offshore exploration projects of the Warrior and Rydberg wells.

33.3	Results of operations for oil and gas exploration and production activities

The Ecopetrol Business Group’s
results of operations from oil and gas exploration and production activities for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
Net revenues
Sales	39,633,866	29,823,565	21,322,662
Transfers	11,794,014	7,518,216	7,734,195
	51,427,880	37,341,781	29,056,857
Production costs (1)	8,337,413	6,535,794	5,785,950
Depreciation, depletion and amortization (2)	5,591,774	6,349,382	5,927,466
Other production costs (3)	18,918,275	14,066,593	12,370,540
Exploration expenses (4)	1,387,463	1,342,952	730,393
Other expenses (5)	1,036,983	882,743	1,684,590
	35,271,908	29,177,464	26,498,939
Income before income tax expense	16,155,972	8,164,317	2,557,918
Income tax expense	(6,303,251)	(3,678,955)	(1,367,357)
Results of operations for exploration and production activities	9,852,721	4,485,362	1,190,561

(1)	Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2018, 2017 and 2016 of COP$187,340, COP$380,810 and COP$305,653, respectively.

(2)	In accordance with IAS 37 the expense related to asset retirement obligations that were recognized during 2018, 2017 and 2016 in depreciation, depletion and amortization, were COP$180,193, COP$179,601 and COP$188,370, respectively.

(3)	Corresponds to transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.

(4)	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.

(5)	Corresponds to administration and marketing expenses.

During 2018, 2017 and 2016,
the Ecopetrol Business Group transferred approximately
22.9%, 20.1% and 17.7%, respectively, of its crude oil and gas production; (percentages based on the value sales in Colombian pesos) to intercompany business units. Those transfers were 51.8%, 48.4% and 46.1%, respectively, of crude oil and gas production volume (including Reficar).

The intercompany transfers were realized at market prices.

33.4	Reserve information

The Ecopetrol Business Group follows
international standards for estimating, classifying and reporting reserves framed under SEC definitions. Corporate Reserve Management of Ecopetrol, Upstream Management and the Vice-Presidency of Development and Production, present the reserves balance to the Board of Directors for approval.

The reserves were estimated at a level of 99% by specialized firms: DeGolyer and MacNaughton and Ryder Scott Company, Gaffney Cline & Associates and Sproule International Limited. According to these certifications the reserves report complies with the content and guidelines set forth in Rule 4–10 of Regulation S–X issued by the United States SEC.

The following information relates to the net proven reserves owned by the Ecopetrol Business Group in 2018, 2017 and 2016, and corresponds to the official reserves statements prepared by the Ecopetrol Business Group:

	2018			2017			2016
	Oil	Gas	Total	Oil	Gas	Total	Oil	Gas	Total
	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)
Proved reserves:
Opening balance	1,088	3,254	1,659	1,033	3,218	1,598	1,239	3,479	1,849
Revisions of previous estimates (1)	121	(4)	121	124	294	175	(50)	(23)	(54)
Improved recovery	128	4	129	72	4	73	11	1	11
Purchases	-	-	-	3	2	4	–	–	–
Extensions and discoveries	54	18	57	44	–	43	22	25	27
Production	(191)	(270)	(239)	(188)	(264)	(234)	(189)	(264)	(235)
Closing balance	1,200	3,002	1,727	1,088	3,254	1,659	1,033	3,218	1,598
Proved developed reserves:
Opening balance	818	3,158	1,372	779	3,131	1,329	913	3,176	1,470
Closing balance	883	2,882	1,389	818	3,158	1,372	779	3,131	1,329
Proved undeveloped reserves:
Opening balance	270	96	287	254	87	269	326	303	379
Closing balance	317	119	338	270	96	287	254	87	269

(1)	Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in proved area), usually obtained from development drilling and production history or result from changes in economic factors.

For additional information about the changes in Proved Reserves and the process for estimating reserves, see section 3.4.3 – Business Overview – Exploration and Production – Reserves.

33.5	Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

The standardized measure of discounted future net cash flows related to the above proved crude oil and natural gas reserves is calculated in accordance with the requirements of ASU 2010–03. Estimated future cash inflows from production under SEC requirements are computed by applying unweighted arithmetic average of the first–day–of–the–month for oil and gas price to year–end quantities of estimated net proved reserves, with cost factors based on those at the end of each year, currently enacted tax rates and a 10% annual discount factor. In our view, the information so calculated does not provide a reliable measure of future cash flows from proved reserves, nor does it permit a realistic comparison to be made of one entity with another because the assumptions used cannot reflect the varying circumstances within each entity. In addition, a substantial but unknown proportion of future real cash flows from oil and gas production activities is expected to derive from reserves which have already been discovered, but which cannot yet be regarded as proved.

	2018	2017	2016
Future cash inflows	275,046,421	182,114,282	140,458,230
Future costs
Production	(90,176,326)	(70,159,534)	(60,705,779)
Development	(21,945,453)	(14,860,992)	(12,005,835)
Income taxes	(41,102,015)	(23,660,328)	(15,400,000)
Future net cash flow	121,822,627	73,433,428	52,346,616
10% discount factor	(35,518,187)	(22,216,583)	(18,221,004)
Standardized measure of discounted net cash flows	86,304,440	51,216,845	34,125,612

The following are the principal sources of change in the standardized measure of discounted net cash flows in 2018, 2017 and 2016:

	2018	2017	2016
Net change in sales and transfer prices and in production cost (lifting) related to future production	79,632,263	26,918,170	3,603,876
Changes in estimated future development costs	(13,141,340)	(1,978,913)	(4,767,340)
Sales and transfer of oil and gas produced, net of production costs	(43,090,467)	(30,805,987)	(23,270,907)
Net change due to extensions, discoveries and improved recovery (1)	8,496,249	3,226,852	326,854
Net change due to purchase and sales of minerals in place	-	211,777	(83,450)
Net change due to revisions in quantity estimates	10,163,131	9,090,882	(2,570,103)
Previously estimated development costs incurred during the period	12,505,421	3,482,570	5,042,697
Accretion of discount	6,771,897	4,416,512	5,423,781
Timing and other (1)	(13,633,228)	8,991,981	6,221,902
Net change in income taxes	(12,616,331)	(6,462,611)	9,364,255
Aggregate change in the standardized measure of discounted future net cash flows for the year	35,087,595	17,091,233	(708,435)

(1)
 For comparative purposes, figures as of December 2017 and 2016 were reclassified.